Fair Value: - Estimated fair value of long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying Value
Fair Value
Long-term debt	$ 9,347,307	$ 8,232,703
Fair Value | Significant Other Observable Inputs (Level 2)
Fair Value
Long-term debt	$ 9,837,254	$ 9,155,942